CredItOr Protection Proceedings RelateD Disclosures (Details Textual)	3 Months Ended	12 Months Ended			9 Months Ended			12 Months Ended		9 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 CAD	Mar. 20, 2014 CAD	Sep. 30, 2012 Predecessor [Member] CAD		Sep. 30, 2012 Predecessor [Member] Snowflake Mill [Member] CAD	Dec. 31, 2010 Predecessor [Member] Paper Recycling Operation [Member] CAD	Sep. 30, 2012 Predecessor [Member] 2016 Notes [Member] USD ($)	Sep. 30, 2012 Predecessor [Member] 2014 Notes [Member] USD ($)	Sep. 30, 2012 Predecessor [Member] Senior Secured Notes Due 2017 [Member] USD ($)	Sep. 30, 2012 Unsecured Creditor [Member] Predecessor [Member]	Sep. 30, 2012 Cash Convenience Pool [Member] Predecessor [Member] CAD	Sep. 30, 2012 PREI Proceeds Pool [Member] Predecessor [Member] CAD
Debtor-in-Possession Financing, Date Arrangement Approved by Bankruptcy Court					Jan. 31, 2012
Debtor-in-Possession Financing, Amount Arranged					175,000,000
Long-term Line of Credit		10,600,000	29,400,000	20,000,000					390,400,000	250,000,000	250,000,000
Line of Credit Facility, Interest Rate Description											bear interest, at the option of the company, at a rate of 11% per annum in cash or 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK);
Stock Issued During Period, Shares, New Issues										600,000	14,400,000	127,571
Common Stock Issued And Outstanding Percentage											100.00%
Percentage Distribution Of Net Proceeds To Creditors										50.00%
Provision For Repudiated Coal Contract	0 [1]	0 [1]			4,300,000	[1]	4,300,000	7,000,000
Cash Convenience Pool, Amount of General Unsecured Claim Equal to or Less Than													10,000
Cash Convenience Pool, Amount of Reduction in Cash Election													10,000
Cash Convenience Pool, Percentage of Creditor's Allowed Claim													50.00%
Distribution To Unsecured Creditors													1,000,000	12,700,000

[1]	The company repudiated on a lease contract at its paper recycling operation which was closed in 2010, resulting in a $7.0 million adjustment to the allowed claims amount. The company repudiated on a coal contract at its Snowflake mill, discontinued on September 30, 2012, which resulted in adjustments for allowed claims of $4.3 million.